Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases
Schedule of right-of-use assets	Right-of-use assets:

	2023	2022
	£’000	£’000
Property	8,114	3,655
Plant and machinery	646	417
Total	8,760	4,072

Schedule of lease liabilities

Lease liabilities:

	2023	2022
	£’000	£’000
Current	1,036	1,561
Non-current	7,844	2,869
Total lease liabilities	8,880	4,430

The following table provides an analysis of the movements in lease liabilities:

£’000
As at 1 July 2021	4,340
Cash flows	(1,444)
Additions	1,437
Accretion expense	97
As at 30 June 2022	4,430
Cash flows	(2,142)
Additions	6,384
Accretion expense	208
As at 30 June 2023	8,880

Schedule of amounts recognized in the consolidated statement of profit or loss

	2023	2022	2021
	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(1,243)	(1,534)	(1,534)
Plant and machinery	(449)	(215)	(164)
	(1,692)	(1,749)	(1,698)
Interest expense (included in finance cost)	(208)	(97)	(109)
Expense relating to short-term leases (included in operating expenses)	(379)	(579)	(472)
Expense relating to low value leases (included in operating expenses)	—	(42)	(42)